VESSELS, RIGS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (214,062)	$ (187,827)	$ (138,330)
Impairment loss	(7,389)	0	$ (1,927)
Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessel additions	158,400
Cost
Movement in Property, Plant and Equipment [Roll Forward]
Capital improvements	117,800	1,600
Cost | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	3,345,233
Vessel additions	158,405
Capital improvements	117,815
Vessel disposals	(126,546)
Impairment loss	(40,714)
Cost, ending balance	3,454,193	3,345,233
Accumulated Depreciation | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, beginning balance	(698,844)
Depreciation	(172,753)
Vessel disposals	38,812
Impairment loss	33,325
Accumulated Depreciation, ending balance	(799,460)	(698,844)
Vessels, Rigs and Equipment, net | Vessels, Rigs And Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Rigs, and Equipment, beginning balance	2,646,389
Depreciation	(172,753)
Vessel additions	158,405
Capital improvements	117,815
Vessel disposals	(87,734)
Impairment loss	(7,389)
Vessels, Rigs, and Equipment, ending balance	$ 2,654,733	$ 2,646,389